UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

VAUGHAN NELSON FUNDS

Vaughan Nelson Emerging Markets Opportunities Fund

(Investor Class – ADVKX)

(Institutional Class - ADVMX)

Vaughan Nelson International Small Cap Fund

(Investor Class - ADVJX)

(Institutional Class - ADVLX)

SEMI-ANNUAL REPORT

APRIL 30, 2021

Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Table of Contents

Vaughan Nelson Emerging Markets Opportunities Fund
Schedule of Investments	1
Vaughan Nelson International Small Cap Fund
Schedule of Investments	6
Statements of Assets and Liabilities	11
Statements of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	19
Expense Examples	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Vaughan Nelson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.im.natixis.com/us/vaughan-nelson-funds

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.9%
	BRAZIL — 10.0%
108,150	Banco ABC Brasil S.A.	$294,660
142,435	BR Properties S.A.	235,202
21,298	Cosan S.A. - ADR	348,861
90,182	Duratex S.A.	393,460
80,182	Intelbras S.A. Industria de Telecomunicacao Eletronica Brasileira *	332,855
154,920	JSL S.A.	284,338
70,252	MRV Engenharia e Participacoes S.A.	224,383
51,375	Qualicorp Consultoria e Corretora de Seguros S.A.	255,830
139,449	Randon S.A. Implementos e Participacoes	357,088
47,552	SLC Agricola S.A.	427,102
		3,153,779
	CANADA — 1.5%
38,785	Fairfax India Holdings Corp. *,1	472,983
	CHINA — 9.4%
69,647	China Conch Venture Holdings Ltd.	328,614
234,877	China Yongda Automobiles Services Holdings Ltd.	424,679
21,748	ENN Energy Holdings Ltd.	371,118
68,979	Haier Smart Home Co., Ltd. - Class H *	296,640
106,775	Haitian International Holdings Ltd.	434,421
249,996	KWG Group Holdings Ltd.	400,496
1	KWG Living Group Holdings Ltd. *	0
241,381	Topsports International Holdings Ltd. [1]	324,916
175,661	TravelSky Technology Ltd. - Class H	384,332
		2,965,216
	CYPRUS — 1.2%
18,102	Polymetal International PLC	373,777
	HONG KONG — 4.9%
171,206	China Education Group Holdings Ltd.	413,327
337,320	Far East Horizon Ltd.	386,486
446,918	WH Group Ltd. [1]	389,401
102,177	Xinyi Glass Holdings Ltd.	362,012
		1,551,226
	INDIA — 12.4%
102,655	Ambuja Cements Ltd.	427,408
41,935	Cyient Ltd. *	416,620
202,020	Finolex Industries Ltd. *	411,804
112,187	Hindalco Industries Ltd.	549,975
36,064	Mahindra & Mahindra Ltd.	365,366
14,963	Mphasis Ltd.	356,093
181,915	Redington India Ltd. *	437,560

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
54,560	SIS Ltd. *	$265,737
48,640	Sobha Ltd.	318,278
44,304	UPL Ltd.	362,241
		3,911,082
	INDONESIA — 2.6%
6,158,967	Media Nusantara Citra Tbk P.T. *	417,369
11,342,273	Pakuwon Jati Tbk P.T. *	415,624
		832,993
	LUXEMBOURG — 1.2%
5,410	Befesa S.A. [1]	378,457
	MEXICO — 3.4%
257,624	Concentradora Fibra Danhos S.A. de C.V. - REIT	304,209
374,857	Genomma Lab Internacional S.A.B. de C.V. - Class B *	374,543
247,936	GMexico Transportes S.A.B. de C.V. [1]	398,641
		1,077,393
	PHILIPPINES — 1.0%
419,634	Puregold Price Club, Inc.	324,965
	POLAND — 1.1%
10,762	LiveChat Software S.A.	354,741
	RUSSIA — 1.3%
182,514	Detsky Mir PJSC [1]	365,718
20,789	Detsky Mir PJSC	41,730
		407,448
	SINGAPORE — 1.0%
303,491	Ascendas India Trust	323,354
	SOUTH AFRICA — 3.7%
289,247	Advtech Ltd.	275,236
18,441	Bid Corp. Ltd. *	363,568
30,592	Northam Platinum Ltd. *	526,079
		1,164,883
	SOUTH KOREA — 17.1%
16,345	Cheil Worldwide, Inc.	321,890
11,431	Doosan Bobcat, Inc. *	467,437
10,520	Fila Holdings Corp.	429,896
1,859	Hansol Chemical Co., Ltd.	411,458
5,799	Innocean Worldwide, Inc.	312,239
11,357	KB Financial Group, Inc.	559,089
4,708	LG Corp.	535,409

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
11,185	NICE Information Service Co., Ltd.	$219,633
5,134	Osstem Implant Co., Ltd.	408,505
2,472	Samsung Electro-Mechanics Co., Ltd.	395,052
388	Samsung SDI Co., Ltd.	226,468
1,842	Samsung SDS Co., Ltd.	302,078
1,498	Soulbrain Co., Ltd.	476,251
4,428	Zinus, Inc.	331,244
		5,396,649
	TAIWAN — 17.7%
145,684	Chipbond Technology Corp.	402,015
64,902	Elite Material Co., Ltd.	409,995
46,164	Ennoconn Corp.	382,853
199,579	Getac Technology Corp.	410,754
214,916	Lite-On Technology Corp.	487,046
79,358	Micro-Star International Co., Ltd.	519,798
136,620	Powertech Technology, Inc.	541,620
14,018	Poya International Co., Ltd. *	305,297
62,675	Sino-American Silicon Products, Inc.	435,796
236,538	Tong Yang Industry Co., Ltd.	322,191
80,074	Tripod Technology Corp.	397,693
231,330	WPG Holdings Ltd.	425,449
588,456	Yuanta Financial Holding Co., Ltd.	545,811
		5,586,318
	TURKEY — 1.9%
143,945	Eregli Demir ve Celik Fabrikalari TAS	331,052
101,292	Ulker Biskuvi Sanayi A.S. *	269,864
		600,916
	UNITED KINGDOM — 4.0%
139,277	Helios Towers PLC *	329,295
17,775	Mondi PLC	483,715
343,867	Vivo Energy PLC [1]	474,889
		1,287,899
	UNITED STATES — 1.5%
56,300	Kosmos Energy Ltd.	161,018
167,190	Samsonite International S.A. *,1	309,421
		470,439
	Total Common Stocks
	(Cost $23,275,783)	30,634,518

Vaughan Nelson Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.1%
$1,289,106	UMB Money Market Fiduciary , 0.01%[2]	$1,289,106
	Total Short-Term Investments
	(Cost $1,289,106)	1,289,106

	TOTAL INVESTMENTS — 101.0%
	(Cost $24,564,889)	31,923,624
	Liabilities in Excess of Other Assets — (1.0)%	(327,591)
	TOTAL NET ASSETS — 100.0%	$31,596,033

ADR – American Depository Receipt
PJSC – Public Joint Stock Company
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,114,426, which represents 9.86% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Tech Hardware & Semiconductors	17.1%
Materials	16.2%
Consumer Discretionary Products	10.4%
Industrial Services	8.4%
Software & Tech Services	5.7%
Real Estate	5.3%
Media	4.4%
Financial Services	4.4%
Industrial Products	4.1%
Retail & Wholesale - Discretionary	3.6%
Consumer Staple Products	3.4%
Oil & Gas	3.1%
Banking	2.7%
Health Care	2.5%
Consumer Discretionary Services	2.2%
Retail & Wholesale - Staples	2.2%
Utilities	1.2%
Total Common Stocks	96.9%
Short-Term Investments	4.1%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.7%
	AUSTRALIA — 3.3%
53,031	Bapcor Ltd.	$315,212
135,483	Orora Ltd.	331,501
125,485	Steadfast Group Ltd.	402,584
		1,049,297
	AUSTRIA — 2.8%
7,897	Palfinger A.G.	356,020
19,508	S&T A.G. *	529,552
		885,572
	BELGIUM — 0.8%
8,723	Mithra Pharmaceuticals S.A. *	249,801
	DENMARK — 1.0%
2,888	Schouw & Co. A/S	308,394
	FRANCE — 7.9%
7,532	Alstom S.A. *	411,322
3,153	Alten S.A. *	394,739
11,534	Chargeurs S.A.	325,104
3,047	Devoteam S.A. *	402,945
7,188	Kaufman & Broad S.A.	326,779
532	Seche Environnement S.A.	33,890
12,556	Tikehau Capital SCA	398,497
1,874	Vetoquinol S.A.	238,325
		2,531,601
	GERMANY — 5.2%
6,382	CANCOM S.E.	393,964
6,476	Hella GmbH & Co. KGaA *	388,518
14,226	PATRIZIA A.G.	389,182
16,206	TAG Immobilien A.G.	501,172
		1,672,836
	IRELAND — 2.8%
9,701	Smurfit Kappa Group PLC	495,902
35,067	UDG Healthcare PLC	415,031
		910,933
	JAPAN — 28.3%
12,900	Aeon Delight Co., Ltd.	393,599
10,730	Daiseki Co., Ltd.	404,371
12,100	Denka Co., Ltd.	473,866
16,480	DTS Corp.	387,431
7,539	Fuji Electric Co., Ltd.	343,234
16,500	Fujitec Co., Ltd.	373,092

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
26,309	FULLCAST Holdings Co., Ltd.	$457,750
6,760	Horiba Ltd.	440,320
8,108	Information Services International-Dentsu Ltd.	298,804
9,603	JSB Co., Ltd.	289,434
5,600	Koito Manufacturing Co., Ltd.	349,332
17,400	Nohmi Bosai Ltd.	328,780
16,799	Noritsu Koki Co., Ltd.	397,090
12,695	Optorun Co., Ltd.	339,711
37,681	Poletowin Pitcrew Holdings, Inc.	389,635
30,900	Raiznext Corp.	326,041
14,410	Roland DG Corp.	223,980
28,613	Sanwa Holdings Corp.	369,655
19,826	Ship Healthcare Holdings, Inc.	519,597
11,360	Stella Chemifa Corp.	310,514
16,577	Takeuchi Manufacturing Co., Ltd.	446,849
7,745	Tokyo Seimitsu Co., Ltd.	366,096
15,252	Yokowo Co., Ltd.	372,117
10,887	Zenkoku Hosho Co., Ltd.	488,649
		9,089,947
	JERSEY — 2.5%
35,006	JTC PLC [1]	325,758
54,672	Sanne Group PLC	488,250
		814,008
	LUXEMBOURG — 2.5%
5,823	Befesa S.A. [1]	407,349
8,371	Shurgard Self Storage S.A.	389,415
		796,764
	NETHERLANDS — 1.0%
5,914	Signify N.V. *,1	335,840
	NORWAY — 5.5%
4,960	Aker A.S.A., Class A	369,079
36,548	Atea A.S.A.	700,082
30,764	Austevoll Seafood A.S.A.	392,684
114,570	Self Storage Group A.S.A. *	320,399
		1,782,244
	SINGAPORE — 1.0%
283,001	Frencken Group Ltd.	331,018
	SPAIN — 1.6%
30,453	Applus Services S.A. *	322,184

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPAIN (Continued)
10,098	Ebro Foods S.A.	$206,622
		528,806
	SWEDEN — 4.7%
17,576	Alimak Group A.B. [1]	303,120
19,945	Dometic Group A.B. [1]	313,876
35,491	Granges A.B. *	475,693
53,529	Scandi Standard A.B. *	419,060
		1,511,749
	SWITZERLAND — 2.4%
611	Bucher Industries A.G.	320,646
38,972	OC Oerlikon Corp. A.G.	455,750
		776,396
	UNITED KINGDOM — 22.4%
308,466	Alliance Pharma PLC	408,959
51,332	Ascential PLC *	246,721
70,072	Beazley PLC *	327,561
32,522	Bodycote PLC	339,687
8,580	Clarkson PLC	359,623
27,184	Clipper Logistics PLC	258,287
17,155	Close Brothers Group PLC	376,287
107,483	Equiniti Group PLC *,1	259,734
7,953	Future PLC	259,134
44,803	Inchcape PLC *	483,583
197,355	Kin & Carta PLC *	482,417
79,293	Marlowe PLC *	867,219
102,225	National Express Group PLC *	422,340
45,757	Redrow PLC	436,761
67,246	Restore PLC *	371,474
89,826	Sabre Insurance Group PLC [1]	322,795
28,005	Safestore Holdings PLC - REIT	329,323
55,641	Tyman PLC	324,656
200,352	Vectura Group PLC *	311,554
		7,188,115
	Total Common Stocks
	(Cost $25,209,435)	30,763,321

Vaughan Nelson International Small Cap Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.0%
$1,292,789	UMB Money Market Fiduciary , 0.01%[2]	$1,292,789
	Total Short-Term Investments
	(Cost $1,292,789)	1,292,789

	TOTAL INVESTMENTS — 99.7%
	(Cost $26,502,224)	32,056,110
	Other Assets in Excess of Liabilities — 0.3%	93,633
	TOTAL NET ASSETS — 100.0%	$32,149,743

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,268,472, which represents 7.06% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

SUMMARY OF INVESTMENTS

As of April 30, 2021 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Industrial Products	16.7%
Industrial Services	14.4%
Software & Tech Services	11.1%
Consumer Discretionary Products	9.0%
Materials	8.9%
Health Care	6.7%
Real Estate	5.9%
Financial Services	5.7%
Media	4.3%
Insurance	3.3%
Consumer Staple Products	2.8%
Retail & Wholesale - Discretionary	2.5%
Tech Hardware & Semiconductors	1.9%
Retail & Wholesale - Staples	1.3%
Banking	1.2%
Total Common Stocks	95.7%
Short-Term Investments	4.0%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2021 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Assets:
Investments, at cost	$24,564,889	$26,502,224
Foreign currency, at cost	173,424	-
Investments, at value	$31,923,624	$32,056,110
Foreign currency, at value	175,231	-
Receivables:
Investment securities sold	-	409,079
Fund shares sold	5,746	25,069
Dividends and interest	55,827	189,412
India Tax Reimbursements	31,716	-
Prepaid expenses	18,120	17,040
Total assets	32,210,264	32,696,710

Liabilities:
Payables:
Investment securities purchased	349,191	474,669
Fund shares redeemed	19,000	-
Advisory fees	8,365	3,992
Shareholder servicing fees (Note 7)	13,848	14,468
Distribution fees (Note 8)	10	10
Fund administration fees	17,739	18,457
Transfer agent fees and expenses	4,075	2,284
Custody fees	11,873	4,839
Non-U.S. Taxes	166,647	-
Auditing fees	9,374	9,366
Trustees' deferred compensation (Note 3)	5,792	5,760
Legal fees	4,995	6,628
Shareholder reporting fees	1,355	2,766
Trustees' fees and expenses	752	1,755
Chief Compliance Officer fees	471	1,293
Accrued other expenses	744	680
Total liabilities	614,231	546,967

Net Assets	$31,596,033	$32,149,743

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$29,441,882	$33,225,845
Total distributable earnings (accumulated deficit)	2,154,151	(1,076,102)
Net Assets	$31,596,033	$32,149,743

Maximum Offering Price per Share:
Institutional Class
Net assets applicable to shares outstanding	$31,592,755	$32,121,910
Shares of beneficial interest issued and outstanding	2,895,173	1,887,199
Net asset value per share	$10.91	$17.02

Investor Class
Net assets applicable to shares outstanding	$3,278	$27,833
Shares of beneficial interest issued and outstanding	300	1,636
Net asset value per share[1]	$10.92	$17.01

[1]	Based on unrounded Net Assets and Shares Outstanding.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2021 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
Investment income:
Dividends (net of foreign withholding taxes of $46,830 and $26,861, respectively)	$340,163	$284,319
Interest	29	43
Total investment income	340,192	284,362

Expenses:
Advisory fees	142,398	115,160
Shareholder servicing fees (Note 7)	14,207	12,743
Distribution fees (Note 8)	4	5
Fund administration fees	50,443	56,871
Transfer agent fees and expenses	9,229	12,574
Custody fees	24,934	6,103
Registration fees	19,906	31,969
Legal fees	9,845	9,154
Auditing fees	9,618	9,284
Shareholder reporting fees	9,146	6,365
Trustees' fees and expenses	5,350	6,655
Chief Compliance Officer fees	4,532	4,526
Insurance fees	1,218	1,067
Miscellaneous	511	1,502
Total expenses	301,341	273,978
Advisory fees waived	(109,099)	(115,160)
Other expenses absorbed	-	(11,665)
Net expenses	192,242	147,153
Net investment income	147,950	137,209

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,550,683	837,272
Foreign currency transactions	(4,705)	(949)
Deferred non-US taxes	(33,631)	-
Net realized gain	1,512,347	836,323
Net change in unrealized appreciation/depreciation on:
Investments	6,121,577	5,218,954
Foreign currency translations	(3,331)	375
Deferred non-US taxes	(120,382)	-
Net change in unrealized appreciation/depreciation	5,997,864	5,219,329
Net realized and unrealized gain	7,664,224	6,055,652

Net Increase in Net Assets from Operations	$7,812,174	$6,192,861

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$147,950	$409,350
Net realized gain (loss) on investments, foreign currency transactions and deferred non-US taxes	1,512,347	(1,792,745)
Net change in unrealized appreciation/depreciation on investments, foreign currency translations and deferred non-US taxes	5,997,864	1,175,169
Net increase (decrease) in net assets resulting from operations	7,658,161	(208,226)

Distributions to Shareholders:
Distributions:
Institutional Class	(421,203)	(694,153)
Investor Class[1]	(36)	(69)
Total distributions to shareholders	(421,239)	(694,222)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	1,631,915	2,371,439
Investor Class[1]	-	2,500
Reinvestment of distributions:
Institutional Class	412,282	678,789
Investor Class[1]	35	69
Cost of shares redeemed:
Institutional Class	(1,203,869)	(2,291,452)
Net increase in net assets from capital transactions	840,363	761,345

Total increase (decrease) in net assets	8,077,285	(141,103)

Net Assets:
Beginning of period	23,518,748	23,659,851
End of period	$31,596,033	$23,518,748
Capital Share Transactions:
Shares sold:
Institutional Class	163,062	314,342
Investor Class[1]	-	289
Shares reinvested:
Institutional Class	43,171	76,012
Investor Class[1]	4	7
Shares redeemed:
Institutional Class	(120,739)	(285,089)
Net increase in capital share transactions	85,498	105,561

[1]	Investor Class commenced operations on December 2, 2019.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2021 (Unaudited)	For the Year Ended October 31, 2020
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$137,209	$144,129
Net realized gain (loss) on investments and foreign currency transactions	836,323	(551,371)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	5,219,329	(39,261)
Net increase (decrease) in net assets resulting from operations	6,192,861	(446,503)

Distributions to Shareholders:
Distributions:
Institutional Class*	(188,704)	(84,448)
Advisor Class	-	(143,871)
Investor Class[1]	(13)	(47)
Total distributions to shareholders	(188,717)	(228,366)

Capital Transactions:
Net proceeds from shares sold:
Institutional Class	8,765,959	18,321,881
Advisor Class	-	235,748
Investor Class[1]	24,926	2,500
Reinvestment of distributions:
Institutional Class	179,457	68,560
Advisor Class	-	143,106
Investor Class[1]	12	46
Cost of shares redeemed:
Institutional Class	(786,811)	(4,209,101)
Advisor Class	-	(8,906,096)
Net increase in net assets from capital transactions	8,183,543	5,656,644

Total increase in net assets	14,187,687	4,981,775

Net Assets:
Beginning of period	17,962,056	12,980,281
End of period	$32,149,743	$17,962,056
Capital Share Transactions:
Shares sold:
Institutional Class	546,507	1,365,937
Advisor Class	-	17,684
Investor Class[1]	1,444	188
Shares reinvested:
Institutional Class	11,668	5,045
Advisor Class	-	10,499
Investor Class[1]	1	3
Shares redeemed:
Institutional Class	(49,146)	(354,074)
Advisor Class	-	(665,409)
Net increase in capital share transactions	510,474	379,873

*	Advisor Class shares converted into Institutional Class shares on February 10, 2020.
[1]	Investor Class commenced operations on December 2, 2019.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$8.37	$8.75	$8.84	$10.74	$9.33	$8.78
Income from Investment Operations:
Net investment income[1]	0.05	0.15	0.17	0.12	0.18	0.17
Net realized and unrealized gain (loss)	2.64	(0.27)	(0.13)	(1.69)	1.42	0.54
Total from investment operations	2.69	(0.12)	0.04	(1.57)	1.60	0.71

Less Distributions:
From net investment income	(0.15)	(0.26)	(0.13)	(0.33)	(0.19)	(0.16)
From net realized gain	-	-	-	-	-	-
Total distributions	(0.15)	(0.26)	(0.13)	(0.33)	(0.19)	(0.16)

Redemption fee proceeds[1]	-	-	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$10.91	$8.37	$8.75	$8.84	$10.74	$9.33

Total return[3]	32.37%[4]	(1.60)%	0.48%	(15.20)%	17.76%	8.30%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$31.6	$23.5	$23.7	$26.8	$33.1	$29.4

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.12%[5]	2.40%	1.64%	1.87%	1.92%	1.93%
After fees waived and expenses absorbed	1.35%[5]	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.27%[5]	0.78%	1.59%	0.62%	1.21%	1.33%
After fees waived and expenses absorbed	1.04%[5]	1.83%	1.88%	1.14%	1.78%	1.91%
Portfolio turnover rate	30%[4]	62%	48%	69%	69%	32%

*	Shares were re-designated into Institutional Class shares on October 1, 2019.
[1]	Based on average shares method. Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Period December 2, 2019* through October 31,
	(Unaudited)	2020
Net asset value, beginning of period	$8.36	$8.66
Income from Investment Operations:
Net investment income[1]	0.04	0.13
Net realized and unrealized gain (loss)	2.64	(0.19)
Total from investment operations	2.68	(0.06)

Less Distributions:
From net investment income	(0.12)	(0.24)
Total distributions	(0.12)	(0.24)

Net asset value, end of period	$10.92	$8.36

Total return[2]	32.26%[3]	(0.89)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$-	$-

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.37%[4]	2.69%[4]
After fees waived and expenses absorbed	1.60%[4]	1.60%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.04%[4]	0.60%[4]
After fees waived and expenses absorbed	0.81%[4]	1.69%[4]
Portfolio turnover rate	30%[3]	62%[3]

*	Commencement of Operations.
[1]	Based on average shares method. Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Institutional Class*

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Year Ended October 31,
	(Unaudited)	2020	2019	2018	2017	2016
Net asset value, beginning of period	$13.03	$12.98	$12.55	$13.72	$11.35	$11.16
Income from Investment Operations:
Net investment income[1]	0.08	0.13	0.19	0.15	0.17	0.12
Net realized and unrealized gain (loss)	4.04	0.15	0.48	(0.50)	2.35	0.35
Total from investment operations	4.12	0.28	0.67	(0.35)	2.52	0.47

Less Distributions:
From net investment income	(0.13)	(0.23)	(0.24)	(0.82)	(0.15)	(0.13)
From net realized gain	-	-	-	-	-	(0.15)
Total distributions	(0.13)	(0.23)	(0.24)	(0.82)	(0.15)	(0.28)

Redemption fee proceeds[1]	-	-	- [2]	-	- [2]	- [2]
Net increase from payments by affiliates	-	-	-	-	- [2,3]	- [2,3]
Net asset value, end of period	$17.02	$13.03	$12.98	$12.55	$13.72	$11.35

Total return[4]	31.73%[5]	2.11%	5.72%	(2.96)%	22.46%	4.47%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$32.1	$18.0	$4.7	$4.6	$3.9	$39.3

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.14%[6]	2.74%	1.94%	1.73%	1.79%	1.43%
After fees waived and expenses absorbed	1.15%[6]	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.08%[6]	(0.50)%	0.79%	0.49%	0.80%	0.82%
After fees waived and expenses absorbed	1.07%[6]	1.09%	1.58%	1.07%	1.44%	1.10%
Portfolio turnover rate	26%[5]	68%	54%	147%	50%	32%

*	Class I shares were re-designated into Institutional Class shares on October 1, 2019. Advisor Class shares converted into Institutional Class shares on February 10, 2020.
[1]	Based on average shares method. Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Amount represents less than $0.01 per share.
[3]	The Advisor reimbursed the International Small Cap Fund $3,956 for losses from trade errors during the fiscal year ended October 31, 2017 and an affililate reimbursed the Fund $234 for losses caused by processing error during the fiscal year ended October 31, 2016. These reimbursements had no impact to the Fund's Performance.
[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Not annualized.
[6]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson International Small Cap Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2021	For the Period December 2, 2019* through October 31,
	(Unaudited)	2020
Net asset value, beginning of period	$12.99	$13.30
Income from Investment Operations:
Net investment income[1]	0.07	0.08
Net realized and unrealized gain (loss)	4.02	(0.14)
Total from investment operations	4.09	(0.06)

Less Distributions:
From net investment income	(0.07)	(0.25)
Total distributions	(0.07)	(0.25)

Net asset value, end of period	$17.01	$12.99

Total return[2]	31.51%[3]	(0.55)%[3]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$-	$-

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.39%[4]	2.93%[4]
After fees waived and expenses absorbed	1.40%[4]	1.40%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.14)%[4]	(0.87)%[4]
After fees waived and expenses absorbed	0.85%[4]	0.66%[4]
Portfolio turnover rate	26%[3]	68%[3]

*	Commencement of Operations.
[1]	Based on average shares method. Based on average shares method. Effective October 1, 2019, the Fund no longer imposes a Redemption fee.
[2]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2021 (Unaudited)

Note 1 – Organization

Vaughan Nelson Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”) and Vaughan Nelson International Small Cap Fund (the “International Small Cap Fund”), each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Vaughan Nelson Funds are diversified funds. The Emerging Markets Opportunities Fund and International Small Cap Fund’s primary investment objective is to provide long-term capital appreciation. Prior to October 1, 2019, the Emerging Markets Opportunities Fund’s name was Advisory Research Emerging Markets Opportunities Fund and the International Small Cap Fund’s name was Advisory Research International Small Cap Value Fund.

The Emerging Markets Opportunities Fund offers two classes of shares, Institutional Class shares and Investor Class shares. Institutional Class shares commenced operations on November 1, 2013. Investor Class shares commenced operations on December 2, 2019.

The International Small Cap Fund offers two classes of shares, Institutional and Investor. Institutional Class shares commenced operations on December 31, 2013. Advisor Class shares converted into Institutional Class shares on February 10, 2020. The Investor Class shares commenced operations on December 2, 2019.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Fund and Emerging Markets Opportunities Fund have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values.  In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.  Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations.  Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2018 – 2021, for the six months ended April 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

(h) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an investment advisory agreement (the “Advisory Agreement”) with Vaughan Nelson Investment Management, L.P. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

Emerging Markets Opportunities Fund	1.00%
International Small Cap Fund	0.90%

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets
Emerging Markets Opportunities Fund – Investor Class	1.60%
Emerging Markets Opportunities Fund – Institutional Class	1.35%
International Small Cap Fund - Investor Class	1.40%
International Small Cap Fund – Institutional Class	1.15%

This agreement is in effect until February 28, 2022 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses for the six months ended April 30, 2021 as stated below:

Emerging Markets Opportunities Fund	$109,099
International Small Cap Fund	126,825

The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2021, the amount of these potentially recoverable expenses was $352,000 and $401,815, for the Emerging Markets Opportunities Fund and International Small Cap Fund, respectively. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

	Emerging Markets Opportunities Fund	International Small Cap Fund
2022	$8,950	$13,658
2023	233,951	261,332
2024	109,099	126,825
Total	$352,000	$401,815

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2021 are reported on the Statements of Operations as Fund services fees.

Natixis Distribution, L.P. serves as the Funds’ distributor (the “Distributor”). Prior to October 28, 2019, IMST Distributors, LLC was the Funds’ distributor. The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2021, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees' fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2021, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

As of April 30, 2021, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Cost of investments	$24,671,322	$26,845,246
Gross unrealized appreciation	$8,042,500	$6,023,136
Gross unrealized depreciation	(790,198)	(812,272)
Net unrealized appreciation on investments	$7,252,302	$5,210,864

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2020, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards will expire as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$1,988,186	$4,346,219	$6,334,405
International Small Cap Fund	5,843,077	1,369,462	7,212,539

As October 31, 2020, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Emerging Markets Opportunities Fund	International Small Cap Fund
Undistributed ordinary income	$301,534	$154,700
Undistributed long-term capital gains	-	-
Tax accumulated earnings	301,534	154,700

Accumulated capital and other losses	(6,334,405)	(7,212,539)
Unrealized appreciation (depreciation) on investments	1,007,541	(19,575)
Unrealized appreciation (depreciation) on foreign currency translations	(53,196)	1,390
Unrealized deferred compensation	(4,245)	(4,222)
Total accumulated deficit	$(5,082,771)	$(7,080,246)

The tax character of distributions paid during the fiscal years ended October 31, 2020 and 2019 were as follows:

	Emerging Markets Opportunities Fund		International Small Cap Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$694,222	$382,468	$228,366	$330,351
Net long-term capital gains	-	-	-	-
Total distributions paid	$694,222	$382,468	$228,366	$330,351

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

Note 5 – Redemption Fee

Effective October 1, 2019, the redemption fee for the Funds have been removed. Prior to October 1, 2019, the Funds could impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.

Note 6 – Investment Transactions

For the six months ended April 30, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Emerging Markets Opportunities Fund	$8,434,006	$8,125,990
International Small Cap Fund	14,181,147	6,347,958

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Emerging Markets Opportunities Fund and International Small Cap Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributed to each class shares of the Funds serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2021, shareholder servicing fees incurred are disclosed on the Statements of Operations.

Note 8 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act which allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, payable to Natixis Distribution, L.P. Institutional Class shares are not subject to any distribution or administrative service fees under the plan.

For the six months ended April 30, 2021, for the Emerging Markets Opportunities Fund and International Small Cap Fund, distribution fees incurred by each Fund’s Investor Class shares are disclosed on the Statements of Operations.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2021, in valuing the Funds’ assets carried at fair value:

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$684,036	$1,051,497	$-	$1,735,533
Consumer Discretionary	1,112,537	4,248,705	-	5,361,242
Consumer Staples	790,671	984,229	-	1,774,900
Energy	984,768	-	-	984,768
Financials	1,693,540	1,828,751	-	3,522,291
Health Care	374,542	408,506	-	783,048
Industrials	682,979	2,352,632	-	3,035,611
Materials	1,208,227	4,373,603	-	5,581,830
Real Estate	-	415,624		415,624
Technology	332,855	6,735,698	-	7,068,553
Utilities	-	371,118	-	371,118
Total Common Stocks	7,864,155	22,770,363	-	30,634,518
Short-Term Investments	1,289,106	-	-	1,289,106
Total Investments	$9,153,261	$22,770,363	$-	$31,923,624

Vaughan Nelson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2021 (Unaudited)

International Small Cap Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$482,417	$505,855	$-	$988,272
Consumer Discretionary	258,287	5,659,239	-	5,917,526
Consumer Staples	206,622	1,120,137	-	1,326,759
Financials	329,323	5,068,663	-	5,397,986
Health Care	1,135,545	1,007,723	-	2,143,268
Industrials	1,018,763	6,701,633	-	7,720,396
Materials	324,656	2,849,502	-	3,174,158
Technology	774,419	2,923,447	-	3,697,866
Utilities	-	397,090		397,090
Total Common Stocks	4,530,032	26,233,289	-	30,763,321
Short-Term Investments	1,292,789	-	-	1,292,789
Total Investments	$5,822,821	$26,233,289	$-	$32,056,110

*	The Fund did not hold any Level 3 securities at period end.

Note 11 – Covid-19 Risks

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Funds, including political, social and economic risks. Any such impact could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment in the Funds. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Vaughan Nelson Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2021 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These investments are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Vaughan Nelson Emerging Markets Opportunities Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$1,000.00	$1,322.60	$9.21
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.86	8.00
		11/1/20	4/30/21	11/1/20 – 4/30/21
Institutional Class	Actual Performance	1,000.00	1,323.70	7.78
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.76

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% and 1.35% for the Investor and Institutional Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Vaughan Nelson Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2021 (Unaudited)

Vaughan Nelson International Small Cap Fund		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		11/1/20	4/30/21	11/1/20 – 4/30/21
Investor Class	Actual Performance	$1,000.00	$1,317.30	$6.61
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.76
		11/1/20	4/30/21	11/1/20 – 4/30/21
Institutional Class	Actual Performance	1,000.00	1,315.10	8.04
	Hypothetical (5% annual return before expenses)	1,000.00	1,017.85	7.01

*	Expenses are equal to the Fund’s annualized expense ratios of 1.40% and 1.15% for Investor Class and Institutional Class shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

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Vaughan Nelson Funds

Each a series of Investment Managers Series Trust

Investment Advisor

Vaughan Nelson Investment Management, L.P.

600 Travis Street, Suite 3800

Houston, Texas 77002-3071

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

Natixis Distribution, L.P

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

FUND INFORMATION

	TICKER	CUSIP
Vaughan Nelson Emerging Markets Opportunities Fund – Investor Class	ADVKX	461 43U 500
Vaughan Nelson Emerging Markets Opportunities Fund – Institutional Class	ADVMX	461 41P 552
Vaughan Nelson International Small Cap Fund – Investor Class	ADVJX	461 43U 609
Vaughan Nelson International Small Cap Fund – Institutional Class	ADVLX	461 41P 412

Privacy Principles of the Vaughan Nelson Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Vaughan Nelson Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 660-6610 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Funds at (888) 660-6610 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 660-6610.

Vaughan Nelson Funds

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (888) 660-6610

Item 1. Report to Stockholders (Continued).

(b)	Not Applicable

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/2021

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/2021